Property, Plant And Equipment And Rental Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Property Plant And Equipment And Rental Equipment

	Land	Building	Equipment	Assets under construction	Total property, plant and equipment	Rental equipment
Cost
January 1, 2021	$18,471	$112,179	$63,844	$4,050	$198,544	$881,684
Additions	—	—	831	4,323	5,154	52,187
Reclassification	—	2,327	2,566	(5,297)	(404)	—
Disposals	—	(66)	(2,436)	—	(2,502)	(82,304)
Currency translation effects	(60)	(419)	(313)	(8)	(800)	(11,833)

December 31, 2021	$18,411	$114,021	$64,492	$3,068	$199,992	$839,734

Accumulated depreciation
January 1, 2021	$—	$(44,334)	$(51,574)	$—	$(95,908)	$(243,870)
Depreciation charge	—	(5,956)	(4,451)	—	(10,407)	(55,466)
Impairment	—	—	—	—	—	(537)
Disposals	—	66	2,351	—	2,417	62,990
Currency translation effects	—	137	183	—	320	7,477

December 31, 2021	$—	$(50,087)	$(53,491)	$—	$(103,578)	$(229,406)

Net book value – December 31, 2021	$18,411	$63,934	$11,001	$3,068	$96,414	$610,328

	Land	Building	Equipment	Assets under construction	Total property, plant and equipment	Rental equipment
Cost
January 1, 2020	$18,756	$105,130	$63,386	$10,304	$197,576	$917,204
Additions	—	198	1,176	8,500	9,874	123,879
Reclassification	—	9,213	3,324	(14,956)	(2,419)	—
Disposals	—	(76)	(3,120)	—	(3,196)	(119,251)
Currency translation effects	(285)	(2,286)	(922)	202	(3,291)	(40,148)

December 31, 2020	$18,471	$112,179	$63,844	$4,050	$198,544	$881,684

Accumulated depreciation
January 1, 2020	$—	$(39,262)	$(49,763)	$—	$(89,025)	$(275,109)
Depreciation charge	—	(5,945)	(5,558)	—	(11,503)	(51,360)
Impairment	—	—	—	—	—	(2,607)
Disposals	—	71	3,055	—	3,126	67,054
Currency translation effects	—	802	692	—	1,494	18,152

December 31, 2020	$—	$(44,334)	$(51,574)	$—	$(95,908)	$(243,870)

Net book value – December 31, 2020	$18,471	$67,845	$12,270	$4,050	$102,636	$637,814

	Land	Building	Equipment	Assets under construction	Total property, plant and equipment	Rental equipment
Cost
January 1, 2019	$23,034	$88,668	$59,685	$11,641	$183,028	$798,999
Additions	—	1,557	1,283	43,482	46,322	217,068
Reclassification	—	33,403	8,167	(44,338)	(2,768)	—
Disposals	(3,531)	(14,663)	(3,898)	—	(22,092)	(51,811)
Currency translation effects	(747)	(3,835)	(1,851)	(481)	(6,914)	(47,052)

December 31, 2019	$18,756	$105,130	$63,386	$10,304	$197,576	$917,204

Accumulated depreciation
January 1, 2019	$—	$(45,216)	$(49,106)	$—	$(94,322)	$(260,510)
Depreciation charge	—	(5,039)	(5,740)	—	(10,779)	(52,916)
Impairment	—	—	—	—	—	(26,414)
Disposals	—	9,441	3,748	—	13,189	45,969
Currency translation effects	—	1,552	1,335	—	2,887	18,762

December 31, 2019	$—	$(39,262)	$(49,763)	$—	$(89,025)	$(275,109)

Net book value – December 31, 2019	$18,756	$65,868	$13,623	$10,304	$108,551	$642,095